Note 2 - Sale of Hecla Quebec Inc. and Discontinued Operations (Additional Information) (Details) shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) $ / Ounces shares	Mar. 31, 2026 XAG $ / Ounces	Dec. 31, 2025 USD ($) XAU $ / oz shares	Dec. 31, 2025 XAG $ / oz	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disposal Group, Including Discontinued Operations [Line Items]
Consideration closing date	Mar. 25, 2026	Mar. 25, 2026
Disposal Group, Including Discontinued Operation, Accounts Receivable			$ 5,091,000		$ 6,431,000
Common Stock Value	$ 169,779,000		169,689,000		160,052,000
Deferred cash consideration	11,500,000		57,100,000
Contingent Consideration	35,900,000		35,900,000
Cash to be received	215,534,000		170,230,000		$ 31,515,000	$ 19,400,000
Capital additions (excluding non-cash items)			190,900,000
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	2,400,000
Closure plan cost	150,000,000		150,000,000
Hecla Quebec Inc. [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Consideration of Fair Value	385,700,000		385,700,000
Disposal Group, Including Discontinued Operation, Cash	170,000,000		$ 170,000,000
Consideration closing date			Mar. 25, 2026	Mar. 25, 2026
Accounts receivable related to working capital adjustments	16,600,000		$ 16,600,000
Disposal Group, Including Discontinued Operation, Accounts Receivable	15,600,000
Accounts receivable related to working capital remaining	$ 1,000,000
Issuance of Common Share | shares	65,757,265		65,757,265
Common Stock Value	$ 106,100,000		$ 106,100,000
Deferred cash consideration	57,100,000
Cash	30,000,000		30,000,000
Cash to be received	50,000,000		$ 50,000,000
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	$ 192,500,000
Gold [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Average gold price	4,200		4,200
Gold [Member] | Hecla Quebec Inc. [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Asset Acquisition, Price of Acquisition, Expected	$ 3,300,000		$ 3,300,000
Capital additions (excluding non-cash items)	5,000,000		5,000
Permit Receipt Payment [Member] | Hecla Quebec Inc. [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Asset Acquisition, Price of Acquisition, Expected	10,000,000		10,000,000
Contingent Consideration Payment Fair Value	9,900,000		9,900,000
Production-Based Royalty Payments [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Contingent Consideration	22,700,000	XAG 500,000	22,700,000	XAG 500,000
Maximum [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Contingent Consideration	241,000,000		241,000,000
Maximum [Member] | Production-Based Royalty Payments [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Contingent Consideration	$ 211,000,000		$ 211,000,000
Underlying, Derivative Mass	180	180	180	180
Minimum [Member] | Production-Based Royalty Payments [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Underlying, Derivative Mass	80	80	80	80
Orezone [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Deferred cash consideration			$ 11,500,000
Contingent Consideration, Description	Orezone has a set-off right to reduce the unpaid balance of the Deferred Contingent Cash or the Contingent Cash Consideration payments by 50% of the amount by which the financial assurance required by the Quebec government under the updated Casa Berardi closure plan exceeds $150 million, excluding increases caused by Orezone's post-closing actions.	Orezone has a set-off right to reduce the unpaid balance of the Deferred Contingent Cash or the Contingent Cash Consideration payments by 50% of the amount by which the financial assurance required by the Quebec government under the updated Casa Berardi closure plan exceeds $150 million, excluding increases caused by Orezone's post-closing actions.	Orezone has a set-off right to reduce the unpaid balance of the Deferred Cash Consideration payments by 50% of the amount by which the financial assurance required by the Quebec government under the updated Casa Berardi closure plan exceeds $150 million, excluding increases caused by Orezone's post-closing actions.	Orezone has a set-off right to reduce the unpaid balance of the Deferred Cash Consideration payments by 50% of the amount by which the financial assurance required by the Quebec government under the updated Casa Berardi closure plan exceeds $150 million, excluding increases caused by Orezone's post-closing actions.